ALLIANCE
                             ----------------------
                               VARIABLE PRODUCTS
                             ----------------------
                                  SERIES FUND
                             ----------------------
                             MONEY MARKET PORTFOLIO
                             ----------------------

                                 ANNUAL REPORT

                               DECEMBER 31, 2002

                          Investment Products Offered
                          ---------------------------
                          > Are Not FDIC Insured
                          > May Lose Value
                          > Are Not Bank Guaranteed
                          ---------------------------

MONEY MARKET PORTFOLIO                    Alliance Variable Products Series Fund
================================================================================

LETTER TO INVESTORS

January 21, 2003

Dear Investor:

The following is an update of Alliance Variable Products Series Fund Alliance Money Market Portfolio (the "Portfolio") for the annual reporting period ended December 31, 2002.

INVESTMENT OBJECTIVE AND POLICIES

The Portfolio's investment objectives are in the following order of priority--safety of principal, excellent liquidity, and maximum current income to the extent consistent with the first two objectives. An investment in the Portfolio is neither insured nor guaranteed by the U.S. government.

MARKET REVIEW

Calendar year 2002 started in the midst of a major economic slowdown with most financial markets still reeling from the effects of September 11th. Aggressive accommodative policies on the part of the Federal Open Market Committee (FOMC) kept interest rates depressed at historically low levels. The economy experienced a mild recovery late in the first quarter only to see it spiral down. Corporate scandal combined with heightened tensions between the U.S. and Iraq kept economic growth negligible for the remainder of the year. We moved into the fourth quarter of 2002 with the Fed funds rate at 1.75%. In November the FOMC re-enforced its posture on accommodative policy by reducing the target rate by another 50 basis points. Thus, we concluded the year with a Fed funds rate at 1.25%, the lowest it has been since 1961.

MARKET OUTLOOK

With rates being where they are, any potential outbreak of war or consumer saturation are already priced in the short-term yield curve. We anticipate gross domestic product (GDP) growth of 4% over the course of 2003, however it seems that investors, businesses and individuals are prepared for more bad economic news rather than good. We believe a better U.S. economy could emerge without a declaration of war and could trigger a number of adjustments to most financial markets.

We appreciate your investment in Alliance Money Market Portfolio.

Sincerely,


/s/ Raymond Papera

Raymond Papera
Vice President and Portfolio Manager

MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2002                         Alliance Variable Products Series Fund
================================================================================

                                                    Principal
                                                     Amount
Company                                               (000)        U.S. $ Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
   OBLIGATIONS-48.5%
Federal Home Loan Bank
   1.28%, 2/26/03 .............................      $10,000      $   9,980,089
   1.75%, 11/07/03 ............................        3,000          3,000,000
   1.80%, 9/15/03 .............................        3,750          3,750,000
   1.96%, 9/16/03 .............................        1,500          1,500,000
Federal Home Loan
   Mortgage Corp.
   0.01%, 1/02/03 .............................       10,000          9,999,792
Federal National
   Mortgage Association
   0.01%, 1/14/03 .............................        5,000          4,997,689
   0.01%, 1/29/03 .............................        5,000          4,995,061
   0.01%, 1/30/03 .............................       20,000         19,979,378
   1.27%, 2/03/03 .............................        4,400          4,394,877
   1.27%, 3/27/03 FRN .........................        5,000          4,999,074
   1.481%, 5/05/03 FRN ........................        5,000          4,998,685
                                                                  -------------
Total U.S. Government
   Agency Obligations
   (amortized cost
   $72,594,645) ...............................                      72,594,645
                                                                  -------------
COMMERCIAL
   PAPER-41.1%
Dupont (E.I.) de Nemours
   & Co.
   1.25%, 2/07/03 .............................        1,500          1,498,073
General Electric Capital Corp.
   1.78%, 3/26/03 .............................        2,000          1,991,693
Hbos Treasury Services Plc
   1.57%, 3/05/03 .............................        1,000            997,253
J.P. Morgan Chase & Co.
   1.35%, 1/30/03 .............................        2,000          1,997,825
Johnson & Johnson
   1.25%, 2/10/03 .............................        3,000          2,995,833
Landesbank
   Baden-Wurttemberg
   1.29%, 3/31/03 .............................        5,000          4,984,054
Landesbank Schleswig-Holstein
   Girozentrale
   1.32%, 3/24/03 .............................        5,000          4,984,967
National City Corp.
   1.58%, 3/10/03 .............................        2,000          1,994,031
Nordeutsche Landesbank
   1.325%, 2/03/03 ............................        5,000          4,993,927
Pfizer, Inc.
   1.27%, 2/28/03 .............................        5,000          4,989,770
Prudential Plc
   1.33%, 2/21/03 .............................        4,000          3,992,463
Rabobank Nederland
   1.33%, 1/28/03 .............................        5,000          4,995,013
Royal Bank of Scotland
   1.32%, 1/30/03 .............................        5,000          4,994,683
Shell Finance
   1.21%, 1/02/03 .............................        5,000          4,999,832
Toyota Motor Credit Corp.
   1.27%, 3/07/03 .............................        5,000          4,988,535
UBS Finance, Inc.
   1.20%, 1/02/03 .............................        5,000          4,999,833
Wells Fargo Corp.
   1.33%, 2/12/03 .............................        1,000            998,448
                                                                  -------------
Total Commercial Paper
   (amortized cost
   $61,396,233) ...............................                      61,396,233
                                                                  -------------
CERTIFICATES OF
   DEPOSIT-8.0%
Barclays Bank Plc
   1.325%, 3/27/03 ............................        5,000          5,000,000
Credit Agricole Indosuez
   1.33%, 6/30/03 FRN .........................        5,000          4,998,854
Lloyds Bank Plc
   1.76%, 2/25/03 .............................        2,000          2,000,606
                                                                  -------------
Total Certificates of Deposit
   (amortized cost
   $11,999,460) ...............................                      11,999,460
                                                                  -------------
CORPORATE
   OBLIGATIONS-2.7%
Merrill Lynch & Co., Inc.
   1.408%, 4/01/03 FRN MTN
   (amortized cost
   $4,000,000) ................................        4,000          4,000,000
                                                                  -------------

TOTAL
   INVESTMENTS-100.3%
   (cost $149,990,338) ........................                     149,990,338
   Other assets less
   liabilities-(0.3%) .........................                        (458,094)
                                                                  -------------
NET ASSETS-100% ...............................                   $ 149,532,244
                                                                  =============

--------------------------------------------------------------------------------
Glossary of Terms:

FRN - Floating Rate Note

MTN - Medium Term Note

See Notes to Financial Statements.

MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2002                         Alliance Variable Products Series Fund
================================================================================

ASSETS
   Investments in securities, at value (cost $149,990,338) ...    $ 149,990,338
   Cash ......................................................          112,421
   Receivable for capital stock sold .........................          246,827
   Dividends and interest receivable .........................           73,483
                                                                  -------------
   Total assets ..............................................      150,423,069
                                                                  -------------
LIABILITIES
   Payable for capital stock redeemed ........................          629,656
   Dividends payable .........................................           86,027
   Advisory fee payable ......................................           61,878
   Accrued expenses ..........................................          113,264
                                                                  -------------
   Total liabilities .........................................          890,825
                                                                  -------------
NET ASSETS ...................................................    $ 149,532,244
                                                                  =============
COMPOSITION OF NET ASSETS
   Capital stock, at par .....................................    $     149,532
   Additional paid-in capital ................................      149,382,327
   Undistributed Net Investment Income .......................              457
   Accumulated net realized loss on investment transactions ..              (72)
                                                                  -------------
                                                                  $ 149,532,244
                                                                  =============

Class A Shares
   Net assets ................................................    $  97,216,109
                                                                  =============
   Shares of capital stock outstanding .......................       97,214,267
                                                                  =============
   Net asset value per share .................................    $        1.00
                                                                  =============
Class B Shares
   Net assets ................................................    $  52,316,135
                                                                  =============
   Shares of capital stock outstanding .......................       52,317,923
                                                                  =============
   Net asset value per share .................................    $        1.00
                                                                  =============

--------------------------------------------------------------------------------
See Notes to Financial Statements.

MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
Year Ended December 31, 2002              Alliance Variable Products Series Fund
================================================================================

INVESTMENT INCOME
   Interest ....................................................    $ 2,922,037
                                                                    -----------
EXPENSES
   Advisory fee ................................................        821,456
   Distribution fee--Class B ...................................        128,721
   Custodian ...................................................        110,916
   Administrative ..............................................         69,000
   Printing ....................................................         69,849
   Audit and legal .............................................         23,890
   Directors' fees and expenses ................................          4,212
   Transfer agency .............................................            947
   Miscellaneous ...............................................         18,264
                                                                    -----------
   Total expenses ..............................................      1,247,255
                                                                    -----------
   Net investment income .......................................      1,674,782
                                                                    -----------
REALIZED LOSS ON INVESTMENT TRANSACTIONS
   Net realized loss on investment transactions ................            (72)
                                                                    -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS .....................    $ 1,674,710
                                                                    ===========

--------------------------------------------------------------------------------
See Notes to Financial Statements.

MONEY MARKET PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS        Alliance Variable Products Series Fund
================================================================================

                                                                           Year Ended        Year Ended
                                                                           December 31,      December 31,
                                                                              2002              2001
                                                                          =============     =============
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment income .............................................    $   1,674,782     $   5,699,356
   Net realized gain (loss) on investment transactions ...............              (72)              457
                                                                          -------------     -------------
   Net increase in net assets from operations ........................        1,674,710         5,699,813
DIVIDENDS TO SHAREHOLDERS FROM
   Net investment income
     Class A .........................................................       (1,243,462)       (4,947,616)
     Class B .........................................................         (437,943)         (751,740)
CAPITAL STOCK TRANSACTIONS
   Net increase (decrease) ...........................................      (28,322,498)       21,832,593
                                                                          -------------     -------------
   Total increase (decrease) .........................................      (28,329,193)       21,833,050
NET ASSETS
   Beginning of period ...............................................      177,861,437       156,028,387
                                                                          -------------     -------------
   End of period (including undistributed net investment income of
     $457 and $6,623, respectively) ..................................    $ 149,532,244     $ 177,861,437
                                                                          =============     =============

--------------------------------------------------------------------------------
See Notes to Financial Statements.

MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2002                         Alliance Variable Products Series Fund
================================================================================

NOTE A: Significant Accounting Policies

The Money Market Portfolio (the "Portfolio") is a series of Alliance Variable Products Series Fund, Inc. (the "Fund"). The Portfolio's investment objective is to seek safety of principal, excellent liquidity and maximum current income to the extent consistent with the first two objectives. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers nineteen separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio's net asset value per share.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Securities in which the Portfolio invests are valued at amortized cost which approximates fair value, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a straight-line basis to maturity.

2. Taxes

It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

4. Income and Expenses

Expenses attributable to a single portfolio are charged to that portfolio. Expenses of the Fund are charged to each portfolio in proportion to net assets. All income earned and expenses incurred by a portfolio with multi-class shares outstanding are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the portfolio represented by the net assets of such class, except that the portfolio's Class B shares bear the distribution fees.

5. Dividends and Distributions

The Portfolio declares dividends daily from net investment income. The dividends are paid monthly. Net realized gains distributions, if any, will be made at least annually. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

During the current fiscal year, permanent differences, primarily due to tax character of distributions, resulted in a net increase in undistributed net investment income and a corresponding increase in accumulated net realized loss on investment transactions. This reclassification had no effect on net assets.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the Portfolio pays Alliance Capital Management L.P. (the "Adviser"), an investment advisory fee at an annual rate of .50 of 1% of the Portfolio's average daily net assets. Such fee is accrued daily and paid monthly.

During the year ended December 31, 2002, the Adviser agreed to waive its fee and to reimburse the additional operating expenses to the extent necessary to limit total operating expenses on an annual basis to .95% and 1.20% of the average daily net assets for Class A and Class B shares, respectively. Expense waivers/reimbursements, if any, are accrued daily and paid monthly. For the

                                          Alliance Variable Products Series Fund
================================================================================

year ended December 31, 2002, the Portfolio received no such waivers/reimbursements.

Pursuant to the terms of the investment advisory agreement, the Portfolio has agreed to reimburse the Adviser for the cost of providing the Portfolio with certain legal and accounting services. For the year ended December 31, 2002, this reimbursement to the Adviser amounted to $69,000.

The Portfolio compensates Alliance Global Investor Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $947 for the year ended December 31, 2002.

--------------------------------------------------------------------------------

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the "Plan") for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to Alliance Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50 of 1% of the Portfolio's average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Board of Directors currently limits payments under the Plan to .25 of 1% of the Portfolio's average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio's Class B shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the "compensation" variety.

In the event that the Plan is terminated or not continued, no distribution and servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio's shares.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

At December 31, 2002, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

--------------------------------------------------------------------------------

NOTE E: Distributions to Shareholders

The tax character of distributions paid during the fiscal year ended December 31, 2002 and December 31, 2001 were as follows:

                                                                  2002              2001
                                                              ===========        ==========
Distributions paid from:
   Ordinary income .......................................    $ 1,681,405        $5,699,356
                                                              -----------        ----------
Total distributions paid .................................    $ 1,681,405        $5,699,356
                                                              ===========        ==========

As of December 31, 2002, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income ............................    $       457
Accumulated capital and other losses .....................            (72)(a)
                                                              -----------
Total accumulated earnings/(deficit) .....................    $       385
                                                              ===========

(a) On December 31, 2002, the Portfolio had a net capital loss carryforward of $72 all of which will expire in the year 2010. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed.

MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)                               Alliance Variable Products Series Fund
================================================================================

NOTE F: Capital Stock

There are 2,000,000,000 shares of $.001 par value capital stock authorized, divided into two classes, designated Class A and Class B shares. Each class consists of 1,000,000,000 authorized shares. Transactions in capital stock were as follows:

                                        =============================     ===============================
                                                   SHARES                              AMOUNT
                                        =============================     ===============================
                                         Year Ended       Year Ended        Year Ended        Year Ended
                                        December 31,     December 31,      December 31,      December 31,
                                            2002             2001              2002              2001
                                        ============     ============     =============     =============
Class A
Shares sold ........................     132,042,828      428,367,063     $ 132,042,828     $ 428,367,063
Shares issued in reinvestment of
   dividends .......................       1,243,462        4,947,617         1,243,462         4,947,617
Shares redeemed ....................    (164,765,799)    (450,884,651)     (164,765,799)     (450,884,651)
                                        ------------     ------------     -------------     -------------
Net decrease .......................     (31,479,509)     (17,569,971)    $ (31,479,509)    $ (17,569,971)
                                        ============     ============     =============     =============

Class B
Shares sold ........................     142,682,740      130,244,017     $ 142,682,740     $ 130,244,017
Shares issued in reinvestment of
   dividends .......................         437,943          751,740           437,943           751,740
Shares redeemed ....................    (139,963,672)     (91,593,193)     (139,963,672)      (91,593,193)
                                        ------------     ------------     -------------     -------------
Net increase .......................       3,157,011       39,402,564     $   3,157,011     $  39,402,564
                                        ============     ============     =============     =============

MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS                      Alliance Variable Products Series Fund
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                            ===============================================================
                                                                                       CLASS A
                                                            ===============================================================
                                                                               Year Ended December 31,
                                                            ===============================================================
                                                              2002         2001          2000          1999          1998
                                                            =======      ========      ========      ========      ========
Net asset value, beginning of period ...................    $  1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                                            -------      --------      --------      --------      --------
Income From Investment Operations
Net investment income ..................................        .01           .04           .06           .05           .05
                                                            -------      --------      --------      --------      --------
Less: Dividends
Dividends from net investment income ...................       (.01)         (.04)         (.06)         (.05)         (.05)
                                                            -------      --------      --------      --------      --------
Net asset value, end of period .........................    $  1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                                            =======      ========      ========      ========      ========
Total Return
Total investment return based on net asset value (a) ...       1.10%         3.57%         5.91%         4.69%         4.98%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) ..............    $97,216      $128,700      $146,270      $134,467      $119,574
Ratio to average net assets of:
   Expenses ............................................        .68%          .63%          .67%          .64%          .68%
   Net investment income ...............................       1.10%         3.55%         5.73%         4.59%         4.84%

                                                              ======================================================
                                                                                     CLASS B
                                                              ======================================================
                                                                                                         June 16,
                                                                     Year Ended December 31,            1999(b) to
                                                              ====================================     December 31,
                                                                2002           2001          2000          1999
                                                              =======        =======        ======     =============
Net asset value, beginning of period ...................      $  1.00        $  1.00        $ 1.00        $ 1.00
                                                              -------        -------        ------        ------
Income From Investment Operations
Net investment income ..................................          .01            .03           .05           .02
                                                              -------        -------        ------        ------
Less: Dividends
Dividends from net investment income ...................         (.01)          (.03)         (.05)         (.02)
                                                              -------        -------        ------        ------
Net asset value, end of period .........................      $  1.00        $  1.00        $ 1.00        $ 1.00
                                                              =======        =======        ======        ======
Total Return
Total investment return based on net asset value (a) ...         0.85%          3.32%         5.65%         2.52%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) ..............      $52,316        $49,161        $9,758        $1,163
Ratio to average net assets of:
   Expenses ............................................          .93%           .90%          .95%          .89%(c)
   Net investment income ...............................          .85%          2.60%         5.64%         4.71%(c)

--------------------------------------------------------------------------------
(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(b)   Commencement of distribution.

(c)   Annualized.

REPORT OF ERNST & YOUNG LLP
INDEPENDENT AUDITORS                      Alliance Variable Products Series Fund
================================================================================

To the Shareholders and Board of Directors
Money Market Portfolio
Alliance Variable Products Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Money Market Portfolio ("the Portfolio"), (one of the portfolios constituting the Alliance Variable Products Series Fund, Inc.) as of December 31, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Money Market Portfolio of the Alliance Variable Products Series Fund, Inc. at December 31, 2002, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.


                                        /s/ Ernst & Young LLP

New York, New York
February 3, 2003

MONEY MARKET PORTFOLIO                    Alliance Variable Products Series Fund
================================================================================

BOARD OF DIRECTORS

John D. Carifa, Chairman and President
Ruth Block (1)
David H. Dievler (1)
John H. Dobkin (1)
William H. Foulk, Jr. (1)
Clifford L. Michel (1)
Donald J. Robinson (1)

CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

INDEPENDENT AUDITORS

Ernst & Young LLP
5 Times Square
New York, NY 10036

LEGAL COUNSEL

Seward & Kissel
One Battery Park Plaza
New York, NY 10004

TRANSFER AGENT

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-free 1-(800) 221-5672

--------------------------------------------------------------------------------
(1)   Member of the Audit Committee.

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MONEY MARKET PORTFOLIO                    Alliance Variable Products Series Fund
================================================================================

MANAGEMENT OF THE FUND

Board of Directors Information

The business and affairs of the Fund are managed under the direction of the Board of Directors. Certain information concerning the Fund's Directors is set forth below.

                                                                                    PORTFOLIOS
                                                                                      IN FUND             OTHER
   NAME, AGE OF DIRECTOR,                          PRINCIPAL                          COMPLEX         DIRECTORSHIPS
         ADDRESS,                                OCCUPATION(S)                      OVERSEEN BY          HELD BY
    (YEARS OF SERVICE*)                       DURING PAST 5 YEARS                     DIRECTOR           DIRECTOR
---------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTOR

John D. Carifa,** 57             President, Chief Operating Officer and                 114                None
1345 Avenue of the Americas      a Director of Alliance Capital Management
New York, NY 10105               Corporation ("ACMC"), with which he has
(13)                             been associated since prior to 1998.

DISINTERESTED DIRECTORS

Ruth Block, #+, 72               Formerly an Executive Vice President and                93                None
P.O. Box 4623                    Chief Insurance Officer of The Equitable
Stamford, CT 06903               Life Assurance Society of the United States;
(11)                             Chairman and Chief Executive Officer of
                                 Evlico; formerly a Director of Avon, BP Amoco
                                 Corporation (oil and gas), Ecolab Incorporated
                                 (specialty chemicals), Tandem Financial Group,
                                 and Donaldson Lufkin & Jenrette Securities
                                 Corporation.

David H. Dievler, #+, 73         Independent consultant. Until December                  98                None
P.O. Box 167                     1994 he was Senior Vice President of ACMC
Spring Lake, NJ 07762            responsible  for mutual fund administration.
(13)                             Prior to joining ACMC in 1984 he was Chief
                                 Financial Officer of Eberstadt Asset
                                 Management since 1968.  Prior to that he was
                                 a Senior Manager at Price Waterhouse & Co.
                                 Member of American Institute of Certified
                                 Public Accountants since 1953.

John H. Dobkin, #+, 60           Consultant. He was formerly a Senior Advisor            94                None
P.O. Box 12                      from June 1999 - June 2000 and President
Annandale, NY 12504              of Historic Hudson Valley (December 1989 -
(11)                             May 1999). Previously, Director of the National
                                 Academy of Design and during 1988-92, he was
                                 Director and Chairman of the Audit Committee of
                                 ACMC.

William H. Foulk, Jr., #+, 70    Investment adviser and an independent                  110                None
Suite 100                        consultant. He was formerly Senior
2 Sound View Drive               Manager of Barrett Associates, Inc., a
Greenwich, CT 06830              registered investment adviser, with  which
(13)                             he had been associated since prior to 1998.
                                 He was formerly Deputy Comptroller of the State
                                 of New York and, prior thereto, Chief
                                 Investment Officer of the New York Bank for
                                 Savings.

MONEY MARKET PORTFOLIO                    Alliance Variable Products Series Fund
================================================================================

                                                                                    PORTFOLIOS
                                                                                      IN FUND             OTHER
   NAME, AGE OF DIRECTOR,                          PRINCIPAL                          COMPLEX         DIRECTORSHIPS
         ADDRESS,                                OCCUPATION(S)                      OVERSEEN BY          HELD BY
    (YEARS OF SERVICE*)                       DURING PAST 5 YEARS                     DIRECTOR           DIRECTOR
---------------------------------------------------------------------------------------------------------------------
DISINTERESTED DIRECTORS
(continued)

Clifford L. Michel, #+, 63       Senior Counsel of the law firm of Cahill                93          Placer Dome Inc.
15 St. Bernard's Road            Gordon & Reindel since February 2001
Gladstone, NJ 07934              and a partner of that firm for more than
(11)                             twenty-five years prior thereto. He is
                                 President and Chief Executive Officer of
                                 Wenonah Development Company (investments)
                                 and a Director of Placer Dome Inc. (mining).

Donald J. Robinson, #+, 68       Senior Counsel to the law firm of Orrick,               92                None
98 Hell's Peak Road              Herrington & Sutcliffe since prior to 1998.
Weston, VT 05161                 Formerly a senior partner and a member of
(7)                              the Executive Committee of that firm.
                                 He was also a member and Chairman of the
                                 Municipal Securities Rulemaking Board and
                                 Trustee of the Museum of the City of New York.

--------------------------------------------------------------------------------
*     There is no stated term of office for the Directors.

** Mr. Carifa is an "interested director", as defined in the 1940 Act, due to his position as President and Chief Operating Officer of ACMC, the Fund's investment adviser.

#     Member of the Audit Committee.

+     Member of the Nominating Committee.

MONEY MARKET PORTFOLIO                    Alliance Variable Products Series Fund
================================================================================

Officer Information

Certain information concerning the Fund's Officers is listed below.

     NAME, ADDRESS*                POSITION(S) HELD                                      PRINCIPAL OCCUPATION
         AND AGE                       WITH FUND                                         DURING PAST 5 YEARS**
------------------------------------------------------------------------------------------------------------------------------------
John D. Carifa, 57               Chairman & President         See biography above.

Kathleen A. Corbet, 43           Senior Vice President        Executive Vice President of ACMC, with which she has been associated since prior to 1998.

Raymond J. Papera, 46            Vice President               Senior Vice President of ACMC, with which he has been associated since prior to 1998.

Edmund P. Bergan, Jr., 52        Secretary                    Senior Vice President and the General Counsel of Alliance Fund
                                                              Distributors, Inc. ("AFD") and Alliance Global Investor Services Inc.
                                                              ("AGIS"), with which he has been associated since prior to 1998.

Mark D. Gersten, 52              Treasurer and Chief          Senior Vice President of AGIS and Vice President of AFD, with which he
                                 Financial Officer            has been associated since prior to 1998.

Thomas R. Manley, 51             Controller                   Vice President of ACMC, with which he has been associated since prior to 1998.

--------------------------------------------------------------------------------
* The address for each of the Fund's Officers is 1345 Avenue of the Americas, New York, NY 10105.

**    ACMC, AFD, and AGIS are affiliates of the Fund.

The Fund's Statement of Additional Information (SAI) has additional information about the Fund's Directors and Officers and is available without charge upon request. Contact your financial representative or Alliance Capital at 800-227-4618 for a free prospectus or SAI.


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